UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4626

Tax-Free Trust of Oregon
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 9/30

Date of reporting period: 3/31/12

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS

Semi-Annual Report
March 31, 2012

TAX-FREE TRUST OF OREGON A tax-free income investment

Serving Oregon Investors For Over 25 Years Tax-Free Trust of Oregon “Know Your Destination”

May, 2012

Dear Fellow Shareholder:

     With all the turmoil going on in the financial markets lately, many people are asking themselves, “Just where should I put my money?”

     While that would appear to be an important question to ask, we believe a more prudent question is, “What are you saving for?”

     If it were possible to know in advance just when to buy or sell a security to maximize profit, constantly switching your investment vehicle, trying to capture the latest trend, could very well be uncomplicated. Unfortunately, “timing” the market with any degree of consistency is nearly impossible.

     We have generally found that for the average investor switching continuously from one security to another in the management of his/her investment portfolio tends to be fruitless. Indeed, it may often prove to be an ill-advised exercise. With the degree of volatility inherent in the markets, missing an upturn or downturn could adversely affect your performance.

     We believe the most practical way for you to invest is to focus on your goals, your time frame for achieving these goals, and your risk tolerance, instead of concentrating on what the market is or isn’t doing on a short-term basis.

     As an investor in Tax-Free Trust of Oregon, we think it’s important for you to focus on your ultimate destination – capital preservation and tax-free income – the key objective of your Trust.

     Since there may be many twists and turns on the road to financial health, what steps can you take to increase your odds of reaching your final destination safely?

•	Get assistance, if you need it – a financial professional can help answer your questions and get you going in the right direction.

•	Develop a map – where are you now? Where do you want to be? How long do you want to take to get there?

•	Make a plan and stick to it.

•	Periodically visit with your financial advisor to discuss your ongoing goals and circumstances.

NOT A PART OF THE SEMI-ANNUAL REPORT

•	Develop an asset allocation model – in other words, diversify and don’t put all of your eggs in one basket.

•	Rebalance your portfolio periodically in line with your goals and timeline.

•	Stay focused on the long-term. You won’t stress about the little bumps along the way as long as you are sure you are on the right road.

     But, there is more to investing in Tax-Free Trust of Oregon than just capital preservation. If keeping what you have were your only objective, your piggy bank could serve as just an appropriate depository.

     Therefore, it should come as no surprise that another benefit that you gain from being an investor in Tax-Free Trust of Oregon is monthly double tax-free income.

     To use an analogy, people who buy the Trust probably wouldn’t buy a cow hoping to sell it when its market price increases at some future date. They would buy the cow and keep it for its continuing stream of milk. In the case of Tax-Free Trust of Oregon, the continuing stream is in the form of tax-free dividends.

     If capital preservation and tax-free income is your destination, your investment in Tax-Free Trust of Oregon puts you on a path with a fund that seeks this investment objective. As long as your financial plan is a sound one and is in line with your goals, it may be best not to get off the road looking for a short-cut. Chances are, you just may get lost.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann Vice Chair and President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (49.9%)	and Fitch	Value

	City & County (6.3%)
	Canby, Oregon
$1,060,000	5.000%, 06/01/27	A2/NR/NR	$1,178,349
	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	705,606
	Deschutes County, Oregon
2,260,000	5.000%, 12/01/16 AGMC Insured	Aa2/NR/NR	2,322,941
	Gresham, Oregon
1,155,000	5.375%, 06/01/18 AGMC Insured	Aa3/NR/NR	1,162,958
	Hillsboro, Oregon
380,000	3.500%, 06/01/15 Series B	Aa3/NR/NR	408,230
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	425,443
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	376,254
	Independence, Oregon City Hall Project
2,435,000	5.00%, 06/15/30 AGMC Insured	NR/AA-/NR	2,752,475
	Portland, Oregon
6,705,000	4.350%, 06/01/23	Aa1/NR/NR	6,863,372
	Portland, Oregon Public Safety
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,313,287
	Portland, Oregon Revenue Limited Tax, Improvement
1,360,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	1,459,865
	Portland, Oregon Revenue Refunding Limited Tax,
	Oregon Convention Center
4,765,000	5.000%, 06/01/27	Aa1/NR/NR	5,552,083
	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	Aa2/AA-/NR	1,795,282
1,750,000	5.000%, 06/01/29	Aa2/AA-/NR	1,958,338
	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,801,842
	Total City & County		32,076,325

	Community College (5.8%)
	Central Oregon Community College District School
	Bond Guaranty Program
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,208,141

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Community College (continued)
	Central Oregon Community College District School
	Bond Guaranty Program (continued)
$2,195,000	4.750%, 06/15/23	NR/AA+/NR	$2,591,022
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,485,351
	Chemeketa, Oregon Community College District
1,385,000	5.500%, 06/01/14 ETM FGIC Insured	NR/NR/NR*	1,533,777
	Chemeketa, Oregon Community College District
	School Bond Guaranty Program
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,182,912
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,393,796
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,727,741
	Clackamas, Oregon Community College District
1,535,000	5.000%, 05/01/25 NPFG Insured	Aa3/AA/NR	1,671,584
	Oregon Coast Community College District State
	School Bond Guaranty Program
1,590,000	5.250%, 06/15/17 NPFG Insured (pre-refunded)	Aa1/NR/NR	1,757,045
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,108,088
	Portland, Oregon Community College District
1,195,000	3.000%, 06/15/12	Aa1/AA/NR	1,200,951
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	9,261,816
	Total Community College		29,122,224

	Higher Education (1.7%)
	State of Oregon Board of Higher Education
1,125,000	5.000%, 08/01/21 Series A (pre-refunded)	Aa1/NR/NR	1,284,908
875,000	5.000%, 08/01/21 Series A	Aa1/AA+/AA+	976,369
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	763,092
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/AA+	582,100
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,104,090
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,089,730
	Oregon State, Oregon University System Project
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,570,093
	Total Higher Education		8,370,382

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Housing (0.2%)
	State of Oregon Veterans’ Welfare
$550,000	4.800%, 12/01/22	Aa1/AA+/AA+	$588,005
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	423,876
	Total Housing		1,011,881

	Puerto Rico (0.4%)
	Puerto Rico Commonwealth
1,270,000	6.000%, 07/01/28 NPFG Insured	Baa1/BBB/NR	1,383,373
	Puerto Rico Municipal Finance Agency
500,000	5.250%, 08/01/16 AGMC Insured	Aa3/AA-/NR	505,170
	Total Puerto Rico		1,888,543

	School District (24.2%)
	Benton & Linn Counties, Oregon School District
	#509J Corvallis
4,670,000	5.000%, 06/01/21 (pre-refunded) AGMC Insured	Aa1/NR/NR	4,923,581
	Clackamas County, Oregon School District #12
	(North Clackamas) School Bond Guaranty
	Program Convertible Capital Appreciation Bonds
8,000,000	5.000%, 06/15/27 Series B AGMC Insured	Aa1/AA+/NR	8,833,200
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	10,143,087
	Clackamas County, Oregon School District #46
	(Oregon Trail) School Bond Guaranty Program
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,170,160
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,097,062
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	2,015,334
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,114,660
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,208,060
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,100,657
	Clackamas County, Oregon School District #86
	(Canby)
2,240,000	5.000%, 06/15/19 AGMC Insured	Aa1/AA+/NR	2,481,584
	Clackamas County, Oregon School District #86
	(Canby) School Board Guaranty Program
1,800,000	5.000%, 06/15/24**	Aa1/AA+/NR	2,162,664

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Clackamas County, Oregon School District #115
	(Gladstone) State School Bond Guaranty Program
$5,000,000	zero coupon, 06/15/27 NPFG Insured	Baa2/AA+/NR	$2,574,500
	Clackamas & Washington Counties, Oregon School
	District No. 003 (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,276,722
500,000	5.000%, 06/15/34	Aa1/AA+/NR	554,710
	Clackamas & Washington Counties, Oregon School
	District #3J (West Linn - Wilsonville) School
	Bond Guaranty Program
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,260,029
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,155,200
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,212,197
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,340,470
	Columbia County, Oregon School District #502
2,070,000	zero coupon, 06/01/15 NPFG FGIC Insured	Aa3/BBB/NR	1,943,896
	Columbia & Washington Counties, Oregon School
	District #47J (Vernonia) State School Bond
	Guaranty Program
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,957,431
	Deschutes County, Oregon Administrative School
	District #1 Refunding
400,000	5.000%, 06/15/13 AGMC Insured	Aa1/NR/NR	422,448
	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	Aa3/AA+/NR	2,113,768
1,030,000	5.250%, 06/15/21 AGMC Insured	Aa3/AA+/NR	1,269,022
	Deschutes and Jefferson Counties, Oregon School
	District #02J (Redmond)
1,000,000	5.000%, 06/15/21 NPFG FGIC Insured	Aa1/NR/NR	1,082,820
	Deschutes and Jefferson Counties, Oregon School
	District #02J (Redmond) School Bond Guaranty
	Program
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	718,361
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,904,250

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Hood River County, Oregon School District
	Refunding School Bond Guaranty Program
$365,000	3.000%, 06/15/14	NR/AA+/NR	$382,206
385,000	3.000%, 06/15/15	NR/AA+/NR	409,294
250,000	4.000%, 06/15/16	NR/AA+/NR	278,893
	Jackson County, Oregon School District #9 (Eagle
	Point)
2,080,000	5.500%, 06/15/15 NPFG Insured	Aa1/NR/NR	2,343,598
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,686,936
	Jackson County, Oregon School District #549
	(Medford) State School Bond Guaranty Program
1,750,000	5.000%, 06/15/12	Aa1/NR/NR	1,766,310
	Jackson County, Oregon School District #549C
	(Medford) School Board Guaranty Program
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,083,580
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,167,780
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,099,230
	Jefferson County, Oregon School District #509J
	School Board Guaranty Program
1,215,000	5.250%, 06/15/14 NPFG - FGIC Insured	NR/AA+/NR	1,226,445
1,025,000	5.250%, 06/15/17 NPFG - FGIC Insured	NR/AA+/NR	1,034,614
	Lane County, Oregon School District #4J (Eugene)
	Refunding School Board Guaranty Program
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,132,750
	Lane County, Oregon School District #4J (Eugene)
	School Board Guaranty Program
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,251,814
	Lane County, Oregon School District #19
	(Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,580,535
	Lincoln County, Oregon School District, School
	Board Guaranty Program
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,599,132

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Linn County, Oregon School District #9 (Lebanon)
	School Board Guaranty Program
$3,000,000	5.600%, 06/15/30 FGIC Insured (pre-refunded)	NR/AA+/NR	$3,189,870
	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	Aa3/AA+/NR	2,083,310
	Multnomah County, Oregon School District #7
	(Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,339,738
	Multnomah and Clackamas Counties, Oregon School
	District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	5,256,583
	Multnomah and Clackamas Counties, Oregon School
	District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,232,670
	Polk, Marion & Benton Counties, Oregon School
	District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured	Aa3/AA+/NR	1,722,297
	Salem-Keizer, Oregon School District #24J
1,000,000	5.000%, 06/15/19 AGMC Insured	Aa1/AA+/NR	1,087,160
	Wasco County, Oregon School District #12
	(The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	Aa3/AA-/NR	1,677,396
1,790,000	5.500%, 06/15/20 AGMC Insured	Aa3/AA-/NR	2,214,140
	Washington County, Oregon School District #48J
	(Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa2/AA-/NR	1,426,304
1,000,000	5.125%, 06/01/36 AGC Insured	Aa2/AA-/NR	1,103,400
	Yamhill County, Oregon School District #40
	(McMinnville) School Bond Guaranty Program
1,205,000	5.000%, 06/15/19 AGMC Insured	Aa1/NR/NR	1,409,826
1,375,000	5.000%, 06/15/22 AGMC Insured	Aa1/NR/NR	1,565,960
	Total School Districts		122,387,644

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Special District (1.0%)
	Metro, Oregon
$1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	$1,308,461
	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,100,250
	Tualatin Valley, Oregon Fire & Rescue Rural Fire
	Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,339,407
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,260,137
	Total Special District		5,008,255

	State (9.4%)
	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,379,295
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	591,440
	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,656,089
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,397,200
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,498,600
	Oregon State Department of Administrative Services
2,000,000	5.000%, 11/01/20 NPFG FGIC Insured (pre-refunded)	Aa2/AA/AA	2,309,240
2,660,000	5.000%, 11/01/23 NPFG FGIC Insured	Aa2/AA/AA	2,937,278
2,945,000	5.000%, 11/01/24 NPFG FGIC Insured	Aa2/AA/AA	3,234,611
1,475,000	5.000%, 11/01/26 NPFG FGIC Insured	Aa2/AA/AA	1,610,759
3,880,000	5.000%, 11/01/27 NPFG FGIC Insured	Aa2/AA/AA	4,221,479
	Oregon State Department of Administrative Services,
	Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,670,592
	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,640,800
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,354,095
2,630,000	5.000%, 05/01/26 Series L	Aa1/AA+/AA+	3,109,291
	Oregon State Refunding Various Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,324,495
	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,600,477
	Total State		47,535,741

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Water & Sewer (0.9%)
	Gearheart, Oregon
$1,060,000	4.500%, 03/01/26 AGMC Insured	Aa3/NR/NR	$1,176,462
	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,905,524
	Rockwood, Oregon Water Peoples Utility District
	Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,341,285
	Total Water & Sewer		4,423,271
	Total General Obligation Bonds		251,824,266

	Revenue Bonds (48.5%)

	City & County (3.3%)
	Newport, Oregon Urban Renewal Obligations,
	Refunding
565,000	4.500%, 06/15/22 Series B	NR/A+/NR	638,874
	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,821,014
	Portland, Oregon Revenue Refunding Limited Tax,
	Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,361,609
	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,098,370
	Portland, Oregon River District Urban Renewal and
	Redevelopment
1,915,000	5.000%, 06/15/20 AMBAC Insured	A2/NR/NR	1,965,096
	Portland, Oregon Urban Renewal and Redevelopment,
	Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,015,340
	Portland, Oregon Urban Renewal Tax Allocation
	(Interstate Corridor)
1,890,000	5.250%, 06/15/20 NPFG FGIC Insured	A2/NR/NR	2,018,048
1,810,000	5.250%, 06/15/21 NPFG FGIC Insured	A2/NR/NR	1,923,523
2,030,000	5.000%, 06/15/23 NPFG FGIC Insured	A2/NR/NR	2,116,864
	Total City & County		16,958,738

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Electric (2.0%)
	Emerald Peoples Utility District, Oregon
$1,455,000	5.250%, 11/01/22 AGMC Insured	Aa3/NR/NR	$1,535,854
	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	6,197,824
	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,317,900
	Total Electric		10,051,578

	Higher Education (7.8%)
	Forest Grove, Oregon Campus Improvement (Pacific
	University Project)
1,500,000	6.000%, 05/01/30	NR/BBB/NR	1,533,300
	Forest Grove, Oregon (Pacific University)
4,000,000	5.000%, 05/01/22 Radian Insured	NR/BBB/NR	4,098,240
	Forest Grove, Oregon Student Housing (Oak Tree
	Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,657,770
	Oregon Health Sciences University
2,890,000	5.250%, 07/01/22 NPFG Insured	A1/A/A	2,941,702
1,150,000	5.250%, 07/01/15 Series B NPFG Insured	A1/A/A	1,153,692
	Oregon State Facilities Authority (Linfield College
	Project)
2,830,000	5.000%, 10/01/20 Series A 2005	Baa1/NR/NR	3,018,223
2,115,000	5.000%, 10/01/25 Series A 2005	Baa1/NR/NR	2,202,180
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,295,372
	Oregon State Facilities Authority Revenue Refunding
	(Lewis & Clark College Project)
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,289,620
	Oregon State Facilities Authority Revenue Refunding
	(Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,696,485

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Oregon State Facilities Authority (University of
	Portland)
$3,000,000	5.000%, 04/01/32	NR/BBB+/NR	$3,125,970
	Oregon State Facilities Authority (Willamette
	University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,062,550
2,500,000	5.000%, 10/01/32	NR/A/NR	2,633,500
	Portland, Oregon Economic Development (Broadway
	Project)
5,000,000	6.500%, 04/01/35	A1/A+/NR	5,484,350
	Total Higher Education		39,192,954

	Hospital (11.3%)
	Deschutes County, Oregon Hospital Facilities
	Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A3/NR/NR	4,388,055
	Deschutes County, Oregon Hospital Facilities
	Authority (Cascade Health)
3,250,000	5.375%, 01/01/35 AMBAC Insured	A3/NR/NR	3,434,307
	Medford, Oregon Hospital Facilities Authority
	Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA-/NR	10,046,070
	Multnomah County, Oregon Hospital Facilities
	Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	560,330
	Multnomah County, Oregon Hospital Facilities
	Authority (Providence Health System)
1,390,000	5.250%, 10/01/22	Aa2/AA/AA	1,503,146
	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	A1/A/A	8,373,403
4,500,000	5.750%, 07/01/39 Series A	A1/A/A	5,071,905
	Oregon State Facilities Authority Revenue Refunding,
	Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+/NR	2,198,060

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Oregon State Facilities Authority Revenue Refunding,
	Legacy Health Systems (continued)
$3,000,000	4.500%, 03/15/18	A2/A+/NR	$3,379,080
1,000,000	4.750%, 03/15/24	A2/A+/NR	1,063,210
1,000,000	5.000%, 03/15/30	A2/A+/NR	1,052,180
	Oregon State Facilities Authority Revenue Refunding,
	Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-/NR	1,597,965
2,000,000	4.500%, 10/01/21	NR/A-/NR	2,123,160
1,520,000	5.000%, 10/01/23	NR/A-/NR	1,657,089
1,795,000	4.875%, 10/01/25	NR/A-/NR	1,911,119
2,000,000	5.000%, 10/01/30	NR/A-/NR	2,122,080
	Salem, Oregon Hospital Facility Authority (Salem
	Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,279,100
1,075,000	5.000%, 08/15/27 Series A	NR/A+/A+	1,146,864
	State of Oregon Health Housing Educational and
	Cultural Facilities Authority (Peacehealth)
1,835,000	5.250%, 11/15/17 AMBAC Insured	NR/A+/AA-	1,858,561
1,430,000	5.000%, 11/15/32 AMBAC Insured	NR/A+/AA-	1,439,996
	Total Hospital		57,205,680

	Housing (1.1%)
	Portland, Oregon Urban Renewal and Redevelopment,
	Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A2/NR/NR	1,498,225
	State of Oregon Housing and Community Services
2,055,000	4.650%, 07/01/25	Aa2/NR/NR	2,098,874
1,695,000	5.350%, 07/01/30	Aa2/NR/NR	1,787,225
	Total Housing		5,384,324

	Lottery (3.5%)
	Oregon State Department of Administration Services
	(Lottery Revenue)
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,687,438

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lottery (continued)
	Oregon State Department of Administration Services
	(Lottery Revenue) (continued)
$2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	$2,799,850
	Oregon State Department of Administration Services
	(Lottery Revenue)
2,700,000	5.000%, 04/01/19 AGMC Insured	Aa2/AAA/AA-	2,888,595
3,000,000	5.000%, 04/01/27 AGMC Insured	Aa2/AAA/AA-	3,308,400
	Total Lottery		17,684,283

	State (0.7%)
	Oregon State Department Transportation Highway
	Usertax, Senior Lien
3,540,000	4.625%, 11/15/26 Series A	Aa1/AAA/AA+	3,811,341
	Total State		3,811,341

	Transportation (6.0%)
	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	763,155
	Oregon State Department Transportation Highway
	Usertax
3,025,000	5.500%, 11/15/18 Series A (pre-refunded)	Aa1/AAA/AA+	3,123,887
1,200,000	5.000%, 11/15/22 Series A	Aa1/AAA/AA+	1,302,084
1,260,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	1,363,484
4,545,000	5.125%, 11/15/26 Series A (pre-refunded)	Aa1/AAA/AA+	4,683,123
1,000,000	5.000%, 11/15/29 Series A	Aa1/AAA/AA+	1,064,680
	Oregon State Department Transportation Highway
	Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,171,047
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/AA+	2,250,380
2,155,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	2,372,526
	Tri-County Metropolitan Transportation District,
	Oregon
1,775,000	5.000%, 09/01/16	Aa2/AAA/NR	1,839,184
	Tri-County Metropolitan Transportation District,
	Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A1/A/NR	1,961,559

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (continued)
	Tri-County Metropolitan Transportation District,
	Oregon Capital Grant Receipt (continued)
$3,480,000	5.000%, 10/01/26 Series A	A1/A/NR	$3,977,014
3,000,000	5.000%, 10/01/27 Series A	A1/A/NR	3,404,850
	Total Transportation		30,276,973

	Water and Sewer (12.8%)
	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA-/NR	1,161,561
	Klamath Falls, Oregon Water
1,575,000	5.500%, 07/01/16 AGMC Insured	Aa3/AA-/NR	1,739,587
	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,800,075
	Portland, Oregon Sewer System, Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA/NR	3,434,324
	Portland Oregon Sewer System Revenue Refunding
	Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA/NR	5,408,550
	Portland, Oregon Sewer System
2,760,000	5.250%, 06/01/17 AGMC Insured	Aa3/AA/NR	2,902,278
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	5,183,344
3,470,000	5.000%, 06/01/21 AGMC Insured	Aa3/AA/NR	3,616,261
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa3/AA/NR	4,859,511
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa3/AA/NR	5,080,592
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa3/AA/NR	1,760,632
	Portland, Oregon Water System Revenue Refunding
1,920,000	4.000%, 05/01/14 Series A	Aaa/NR/NR	2,061,446
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,381,985
	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA-/NR	1,365,365
	Salem, Oregon Water & Sewer
1,000,000	5.375%, 06/01/15 AGMC Insured	Aa3/AA-/NR	1,129,330
	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,055,500

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Sunrise Water Authority, Oregon
$2,630,000	5.000%, 03/01/19 AGMC Insured	Aa3/AA-/NR	$2,785,617
1,350,000	5.250%, 03/01/24 AGMC Insured	Aa3/AA-/NR	1,416,150
	Sunrise Water Authority, Oregon
1,000,000	5.000%, 09/01/25 Syncora Guarantee, Inc	NR/NR/NR*	1,033,790
	Washington County, Oregon Clean Water Services
4,000,000	5.000%, 10/01/28	Aa2/AA/NR	4,473,400
	Washington County, Oregon Clean Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA/NR	2,577,626
	Washington County, Oregon Clean Water Services
	Sewer Revenue Senior Lien
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA/NR	3,061,926
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA/NR	2,898,198
	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,276,009
	Total Water and Sewer		64,463,057
	Total Revenue Bonds		245,028,928

	Total Investments (cost $461,890,155-note 4)	98.4%	496,853,194
	Other assets less liabilities	1.6	8,271,380
	Net Assets	100.0%	$505,124,574

*
Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “credit rating agency”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	Security purchased on a delayed delivery or when-issued basis.
		Percent of
	Portfolio Distribution by Quality Rating	Portfolio†
	Aaa of Moody’s or AAA of S&P	8.7%
	Pre-refunded bonds †† / Escrowed to Maturity bonds	4.6
	Aa of Moody’s, AA of S&P or Fitch	64.3
	A of Moody’s, S&P or Fitch	17.0
	Baa of Moody’s or BBB of S&P	3.5
	Not rated*	1.9
		100.0%

     TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2012 (unaudited)

†	Where applicable, calculated using the highest rating of the three NRSROs.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC	Assured Guaranty Insurance
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
NPFG	National Public Finance Guarantee
NR	Not Rated

See accompanying notes to financial statements.

     TAX-FREE TRUST OF OREGON
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2012 (unaudited)

ASSETS
Investments at value (cost $461,890,155)	$496,853,194
Cash	3,265,403
Interest receivable	7,029,950
Receivable for Trust shares sold	881,428
Other assets	12,398
Total assets	508,042,373
LIABILITIES
Payable for investment securities purchased	2,164,428
Dividends payable	420,765
Management fees payable	199,152
Payable for Trust shares redeemed	121,056
Accrued expenses	12,398
Total liabilities	2,917,799
NET ASSETS	$505,124,574
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$448,087
Additional paid-in capital	467,946,074
Net unrealized appreciation on investments (note 4)	34,963,039
Undistributed net investment income	268,661
Accumulated net realized gain on investments	1,498,713
	$505,124,574

CLASS A
Net Assets	$393,403,301
Capital shares outstanding	34,892,141
Net asset value and redemption price per share	$11.27
Maximum offering price per share (100/96 of $11.27 adjusted to nearest cent)	$11.74

CLASS C
Net Assets	$32,657,594
Capital shares outstanding	2,899,119
Net asset value and offering price per share	$11.26
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$11.26	*

CLASS Y
Net Assets	$79,063,679
Capital shares outstanding	7,017,478
Net asset value, offering and redemption price per share	$11.27

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2012 (unaudited)

Investment Income:

Interest income		$10,124,101

Expenses:

Management fees (note 3)	$983,046
Distribution and service fees (note 3)	435,768
Transfer and shareholder servicing agent fees	136,536
Trustees’ fees and expenses (note 7)	135,451
Legal fees	102,048
Shareholders’ reports and proxy statements	44,748
Custodian fees (note 6)	18,128
Registration fees and dues	13,404
Auditing and tax fees	12,260
Insurance	9,955
Chief compliance officer services (note 3)	2,423
Miscellaneous	30,055
Total expenses	1,923,822

Management fees waived (note 3)	(9,097)
Expenses paid indirectly (note 6)	(370)
Net expenses		1,914,355
Net investment income		8,209,746

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	1,828,761
Change in unrealized appreciation on investments	4,988,883

Net realized and unrealized gain (loss) on investments		6,817,644
Net change in net assets resulting from operations		$15,027,390

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(unaudited)	September 30, 2011

OPERATIONS:
Net investment income	$8,209,746	$16,847,144
Net realized gain (loss) from securities transactions	1,828,761	(213,603)
Change in unrealized appreciation on investments	4,988,883	(5,092,691)
Change in net assets resulting from operations	15,027,390	11,540,850

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(6,510,830)	(13,260,251)

Class C Shares:
Net investment income	(362,480)	(713,975)

Class Y Shares:
Net investment income	(1,313,314)	(2,852,438)
Change in net assets from distributions	(8,186,624)	(16,826,664)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	41,014,131	51,950,817
Reinvested dividends and distributions	4,924,704	10,362,686
Cost of shares redeemed	(26,614,547)	(103,034,039)
Change in net assets from capital share transactions	19,324,288	(40,720,536)

Change in net assets	26,165,054	(46,006,350)

NET ASSETS:
Beginning of period	478,959,520	524,965,870
End of period*	$505,124,574	$478,959,520

* Includes undistributed net investment income of:	$268,661	$245,539

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2012 (unaudited)

1. Organization

     Tax-Free Trust of Oregon (the “Trust”) is a separate portfolio of The Cascades Trust. The Cascades Trust (the “Business Trust”) is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On January 31, 1998, the Trust established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012 (unaudited)

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs –
Municipal Bonds*	496,853,194
Level 3 – Significant Unobservable Inputs	–
Total	$496,853,194

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2009-2011) or expected to be taken in the Trust’s 2012 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On September 30, 2011, the Trust decreased undistributed net investment income by $11,225 and increased paid-in capital by $11,225 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board. The amendments are effective during interim and annual periods beginning after December 15, 2011.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012 (unaudited)

Management is currently evaluating the impact these updates and amendments may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% of net assets of the Trust. The Manager determined to contractually waive its fees to the extent necessary in order to pass savings through to the shareholders recognized under a new Sub-Advisory Agreement (as described below) such that its fees are as follows: the annual rate shall be equivalent to 0.40 of 1% of such net asset value on net assets of the Trust up to $400 million; 0.38 of 1% of the Trust’s net assets above that amount to $1 billion and 0.36 of 1% of the Trust’s net assets above $1 billion. For the six months ended March 31, 2012, the Trust incurred management fees of $983,046 of which $9,097 was waived.

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% of net assets of the Trust up to $400 million; 0.16 of 1% of net assets above $400 million up to $1 billion; and 0.14 of 1% of net assets above $1 billlion.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012 (unaudited)

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended March 31, 2012, distribution fees on Class A Shares amounted to $290,697 of which the Distributor retained $15,045.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended March 31, 2012, amounted to $108,803. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended March 31, 2012, amounted to $36,268. The total of these payments made with respect to Class C Shares amounted to $145,071 of which the Distributor retained $27,671.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended March 31, 2012, total commissions on sales of Class A Shares amounted to $526,718 of which the Distributor received $101,559.

4. Purchases and Sales of Securities

     During the six months ended March 31, 2012, purchases of securities and proceeds from the sales of securities aggregated $41,816,274 and $25,936,243, respectively.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012 (unaudited)

     At March 31, 2012, the aggregate tax cost for all securities was $461,611,533. At March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $35,874,386 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $632,725 for a net unrealized appreciation of $35,241,661.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuers to pay interest and principal on their obligations.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Trustees’ Fees and Expenses

     At March 31, 2012 there were 7 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended March 31, 2012 was $100,224. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended March 31, 2012, such meeting-related expenses amounted to $35,227.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012 (unaudited)

8. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	March 31, 2012		Year Ended
	(unaudited)		September 30, 2011
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,793,641	$20,159,546	2,898,388	$31,437,611
Reinvested dividends and
distributions	367,446	4,126,657	787,415	8,515,528
Cost of shares redeemed	(1,483,068)	(16,632,823)	(5,278,453)	(56,779,136)
Net change	678,019	7,653,380	(1,592,650)	(16,825,997)
Class C Shares:
Proceeds from shares sold	667,898	7,506,906	549,608	5,952,506
Reinvested dividends and
distributions	23,214	260,429	47,902	517,523
Cost of shares redeemed	(249,600)	(2,784,175)	(758,285)	(8,101,298)
Net change	441,512	4,983,160	(160,775)	(1,631,269)
Class Y Shares:
Proceeds from shares sold .	1,188,213	13,347,679	1,352,255	14,560,700
Reinvested dividends and
distributions	47,833	537,618	123,185	1,329,635
Cost of shares redeemed	(642,459)	(7,197,549)	(3,577,404)	(38,153,605))
Net change	593,587	6,687,748	(2,101,964)	(22,263,270)
Total transactions in Trust
shares	1,713,118	$19,324,288	(3,855,389)	$(40,720,536)

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012 (unaudited)

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. At September 30, 2011, the Trust had a capital loss carry forward of $116,445 which expires in 2017.

     As of September 30, 2011, there were post-October capital loss deferrals of $213,603 which will be recognized in the following year.

     The tax character of distributions:

	Year Ended September 30,
	2011	2010
Net tax-exempt income	$16,826,664	$17,862,526
Ordinary income	–	145,973
Capital gain	–	–
	$16,826,664	$18,008,499

     As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$30,219,695
Undistributed tax-exempt income	256,170
Accumulated net loss on investments	(116,445)
Other temporary differences	(469,773)
$29,889,647

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

     TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2012 (unaudited)

11. Ongoing Development

     Since December 2007, the three major rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the majority of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended 3/31/12		Year Ended September 30,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.12		$11.18	$11.05	$10.11	$10.68	$10.84
Income (loss) from investment operations:
Net investment income	0.19	(1)	0.38 (1)	0.40 (1)	0.42 (1)	0.42 (1)	0.41 (2)
Net gain (loss) on securities (both
realized and unrealized)	0.15		(0.06)	0.13	0.94	(0.58)	(0.16)
Total from investment operations	0.34		0.32	0.53	1.36	(0.16)	0.25
Less distributions (note 10):
Dividends from net investment income	(0.19)		(0.38)	(0.40)	(0.42)	(0.41)	(0.41)
Distributions from capital gains	–		–	–	–	–	(3)
Total distributions	(0.19)		(0.38)	(0.40)	(0.42)	(0.41)	(0.41)
Net asset value, end of period	$11.27		$11.12	$11.18	$11.05	$10.11	$10.68
Total return (not reflecting sales charge)	3.07	%(4)	3.05%	4 95%	13.74%	(1.58)%	2.37%
Ratios/supplemental data
Net assets, end of period (in millions)	$393		$380	$400	$370	$324	$336
Ratio of expenses to average net assets	0.75	%(5)	0.76%	0.72%	0.73%	0.76%	0.75%
Ratio of net investment income to average
net assets	3.37	%(5)	3.55%	3.65%	4.02%	3.89%	3.77%
Portfolio turnover rate	5	%(4)	15%	9%	15%	15%	22%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.76	%(5)	0.76%	–	–	–	–
Ratio of net investment income to average
net assets	3.37	%(5)	3.55%	–	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.75	%(5)	0.76%	0.72%	0.73%	0.74%	0.74%
________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Less than $0.01 per share.
(4) Not annualized.
(5) Annualized.

Note: On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements

TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C												Class Y
	Six Months Ended		Year Ended September 30,										Six Months Ended		Year Ended September 30,
	3/31/12												3/31/12
	(unaudited)		2011		2010		2009		2008		2007		(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.11		$11.17		$11.04		$10.10		$10.68		$10.84		$11.11		$11.18	$11.04	$10.10	$10.68	$10.84
Income (loss) from investment operations:
Net investment income	0.14	(1)	0.29	(1)	0.30	(1)	0.33	(1)	0.33	(1)	0.32	(2)	0.20	(1)	0.40 (1)	0.42 (1)	0.44 (1)	0.43 (1)	0.43 (2)
Net gain (loss) on securities (both
realized and unrealized)	0.15		(0.06)		0.14		0.94		(0.59)		(0.16)		0.16		(0.07)	0.14	0.93	(0.58)	(0.16)
Total from investment operations	0.29		0.23		0.44		1.27		(0.26)		0.16		0.36		0.33	0.56	1.37	(0.15)	0.27
Less distributions (note 10):
Dividends from net investment income	(0.14)		(0.29)		(0.31)		(0.33)		(0.32)		(0.32)		(0.20)		(0.40)	(0.42)	(0.43)	(0.43)	(0.43)
Distributions from capital gains	–		–		–		–		–		(3)		–		–	–	–	–	(3)
Total distributions	(0.14)		(0.29)		(0.31)		(0.33)		(0.32)		(0.32)		(0.20)		(0.40)	(0.42)	(0.43)	(0.43)	(0.43)
Net asset value, end of period	$11.26		$11.11		$11.17		$11.04		$10.10		$10.68		$11.27		$11.11	$11.18	$11.04	$10.10	$10.68
Total return	2.63	%(4)(5)	2.18	%(4)	4.07	% (4)	12.79	% (4)	(2.51	)% (4)	1.51	% (4)	3.23	%(5)	3.11%	5.21%	13.92%	(1.52)%	2.52%
Ratios/supplemental data
Net assets, end of period (in millions)	$33		$27		$29		$22		$18		$25		$79		$71	$95	$85	$58	$49
Ratio of expenses to average net assets	1.60	%(6)	1.61%		1.57%		1.58%		1.61%		1.60%		0.60	% (6)	0.61%	0.57%	0.58%	0.61%	0.60%
Ratio of net investment income to
average net assets	2.51	%(6)	2.70%		2.78%		3.15%		3.04%		2.92%		3.52	% (6)	3.70%	3.80%	4.16%	4.04%	3.92%
Portfolio turnover rate	5	%(5)	15%		9%		15%		15%		22%		5	%(5)	15%	9%	15%	15%	22%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	1.61	%(6)	1.61%		–		–		–		–		0.61	%(6)	0.61%	–	–	–	–
Ratio of net investment income to
average net assets	2 51	%(6)	2.70%		–		–		–		–		3.52	%(6)	3.70%	–	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.60	%(6)	1.61%		1.57%		1.58%		1.59%		1.59%		0.60	% (6)	0.61%	0.57%	0.58%	0.59%	0.59%
________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Less than $0.01 per share.
(4) Not reflecting CDSC.
(5) Not annualized.
(6) Annualized.

Note: On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2011 and held for the six months ended March 31, 2012.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended March 31, 2012

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.07%	$1,000.00	$1,030.70	$3.81
Class C	2.63%	$1,000.00	$1,026.30	$8.11
Class Y	3.23%	$1,000.00	$1,032.30	$3.05

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.75%, 1.60% and 0.60% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended March 31, 2012

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.25	$3.79
Class C	5.00%	$1,000.00	$1,017.00	$8.07
Class Y	5.00%	$1,000.00	$1,022.00	$3.03

(1)
Expenses are equal to the annualized expense ratio of 0.75%, 1.60% and 0.60% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) to serve as the sub-adviser to the Trust pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Trust.

     Contract review materials were provided to the Trustees in February 2012. In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust.

     At a meeting held in March, 2012, based on their evaluation of the information provided by the Manager and the Sub-Adviser, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until June 30, 2013. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Trust’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Trust. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Trust. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns. The Sub-Adviser has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The Trustees noted that compared to other Oregon state-specific municipal bond-funds, the portfolio of the Trust was of higher quality and contained no securities subject to the alternative minimum tax.

     The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

The investment performance of the Trust and the Manager and the Sub-Adviser.

     The Trustees reviewed each aspect of the Trust’s performance and compared its performance with that of its competitors, its peer group and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. It was noted that the materials provided by the Manager indicated that the Trust had investment performance measured by total return that generally compared overall to that of its peer group and its competitors, compared to which the Trust outperformed in some periods and in others it underperformed, with annualized rates of return explained in part by the Trust’s generally higher-quality portfolio. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses. The Trustees considered these results to be consistent with the investment objectives of the Trust.

     The Trustees concluded that the performance of the Trust was competitive in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and the Sub-Adviser and their affiliates from their relationship with the Trust.

     The information provided by the Manager in connection with renewal contained advisory fee and expense data for the Trust and its peer group. The Trustees considered that the Manager, not the Trust, paid the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the fee under the Advisory Agreement retained by the Manager. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Trust, as well as the profitability to Aquila Distributors, Inc. (the “Distributor”) of distribution services provided to the Trust.

     The Trustees compared the advisory fee and expense data with respect to the Trust to similar data about other funds that they found to be relevant. The Trustees concluded that the advisory fee and expenses of the Trust were similar to and were reasonable as compared to those advisory fees and expenses being paid by the Trust’s peer group and that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Trust by the Manager and the Sub-Adviser.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the services provided to the Trust. The Trustees noted that the Distributor did not derive profits from its relationship with the Trust. The Board had in the past year retained an independent consultant to provide data on profitability. The Trustees considered that, based on the data provided by the independent consultant, the returns to the Manager were at or below industry averages but were sufficient for ongoing financial viability. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Trust. They considered that, based on the data provided by the independent consultant, the returns to the Sub-Adviser were at or below industry averages but were sufficient for ongoing financial viability. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Trust did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     The Trust has in place breakpoints in the sub-advisory fee which would be realized as the Trust grows. Under the Sub-Advisory Agreement the Manager will compensate the Sub-Adviser at the annual rate of 0.18% on the Trust’s net assets up to $400 million; 0.16% on assets above that amount to $1 billion in net assets and 0.14% on net assets thereafter. In addition, the Manager has contractually agreed to waive fees to the extent necessary so that the annual rate payable under the Advisory Agreement shall be equivalent to 0.40% on the Trust’s net assets up to $400 million; 0.38% on assets above that amount to $1 billion in net assets and 0.36% on net assets thereafter. Evaluation of this factor indicated to the Trustees that the Advisory Agreement and Sub-Advisory Agreement should be renewed without any changes at this time.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Trust.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the fiscal year ended September 30, 2011, $16,826,664 of dividends paid by Tax-Free Trust of Oregon, constituting 100% of total dividends paid during the fiscal year ended September 30, 2011, were exempt-interest dividends.

     Prior to February 15, 2012, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2011 calendar year.

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Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
2 Centerpointe Drive, Suite 500
Lake Oswego, Oregon 97035

Board of Trustees
James A. Gardner, Chair
Diana P. Herrmann, Vice Chair
Gary C. Cornia
Edmund P. Jensen
John W. Mitchell
Ralph R. Shaw
Nancy Wilgenbusch

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Christine L. Neimeth, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and  procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure  controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required  disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls  subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
June 6, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer
June 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee
June 6, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer
June 6, 2012

TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

 (a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.